U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                             Please print or type

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1.    Name and address of issuer:
      MetLife-State Street Financial Trust
      One Financial Center
      Boston, MA 02111

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2.    Name of each series or class of funds for which this notice is filed:
      State Street Research Government Income Fund
      State Street Research Strategic Portfolios: Moderate
      State Street Research Strategic Portfolios: Aggressive
      State Street Research Strategic Portfolios: Conservative

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3.    Investment Company Act File Number: 811-4911

      Securities Act File Number: 33-10327

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4.    Last day of fiscal year for which this notice is filed: October 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers' 24f-2 declaration:

                                                                  [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      State Street Research Government Income Fund shares               0
      State Street Research Strategic Portfolios: Moderate shares       0
      State Street Research Strategic Portfolios: Aggressive shares     0
      State Street Research Strategic Portfolios: Conservative shares   0

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      State Street Research Government Income Fund shares               0
      State Street Research Strategic Portfolios: Moderate shares       0
      State Street Research Strategic Portfolios: Aggressive shares     0
      State Street Research Strategic Portfolios: Conservative shares   0

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9.    Number and aggregate sale price of securities sold during the fiscal year:
      Number of securities sold:
      State Street Research Government Income Fund shares             13,089,980
      State Street Research Strategic Portfolios: Moderate shares      1,120,799
      State Street Research Strategic Portfolios: Aggressive shares    1,924,870
      State Street Research Strategic Portfolios: Conservative shares    164,848

      Aggregate sale price of securities sold:
      State Street Research Government Income Fund shares           $160,905,446
      State Street Research Strategic Portfolios: Moderate shares     10,791,980
      State Street Research Strategic Portfolios: Aggressive shares   18,027,143
      State Street Research Strategic Portfolios: Conservative
        shares                                                         1,608,580
                                                                    ------------
                                                                    $191,333,149
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of securities sold:
      State Street Research Government Income Fund shares             13,089,980
      State Street Research Strategic Portfolios: Moderate shares      1,120,799
      State Street Research Strategic Portfolios: Aggressive shares    1,924,870
      State Street Research Strategic Portfolios: Conservative shares    164,848

      Aggregate sale price of securities sold:
      State Street Research Government Income Fund shares           $160,905,446
      State Street Research Strategic Portfolios: Moderate shares     10,791,980
      State Street Research Strategic Portfolios: Aggressive shares   18,027,143
      State Street Research Strategic Portfolios: Conservative
        shares                                                         1,608,580
                                                                    ------------
                                                                    $191,333,149

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      Number of securities issued:
      State Street Research Government Income Fund shares              2,166,994
      State Street Research Strategic Portfolios: Moderate shares         24,757
      State Street Research Strategic Portfolios: Aggressive shares        3,000
      State Street Research Strategic Portfolios: Conservative shares      3,527

      Aggregate sale price of securities issued:
      State Street Research Government Income Fund shares            $26,405,657
      State Street Research Strategic Portfolios: Moderate shares        236,847
      State Street Research Strategic Portfolios: Aggressive shares       31,088
      State Street Research Strategic Portfolios: Conservative
        shares                                                            35,611
                                                                     -----------
                                                                     $26,709,203

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12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            Item 10):                                               $191,333,149
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      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                         + 26,709,203
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      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                            -201,094,764
                                                                    ------------
      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                             +          0
                                                                    ------------
      (v)   Net aggregate price of securities sold and
            issued during the fiscal year in reliance on
            rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv) (if applicable):                    16,947,588
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      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):                    x     1/2900
                                                                    ------------
      (vii) Fee due [line (i) or line (v) multiplied
            by line (vi)]                                           $      5,844
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                  [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


      December 19, 1995

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                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Amy L. Simmons
                                ---------------------------
                                    Amy L. Simmons, Assistant Secretary

      Date   December 21, 1995
 *Please print the name and title of the signing officer below the signature.

[Goodwin, Procter & Hoar Letterhead]

December 21, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Rule 24f-2 Notice for MetLife - State Street Financial Trust Securities Act of 1933 Registration No. 33-10327
          Investment Company Act of 1940 File No. 811-4911

Gentlemen:

   As counsel to MetLife - State Street Financial Trust (the "Trust"), we have been requested to render this opinion in connection with the filing by the Trust of a Rule 24f-2 Notice with respect to its fiscal year ended October 31, 1995.

   Reference is made to paragraph 10 of such Notice wherein the Trust reports the number of shares (the "Shares") representing interests in the State Street Research Government Income Fund, State Street Research Strategic Portfolios:
Conservative, State Street Research Strategic Portfolios: Moderate and State Street Research Strategic Portfolios: Aggressive series of the Trust sold during the fiscal year ended October 31, 1995, in reliance upon Rule 24f-2 under the Investment Company Act of 1940, as amended.

   We have examined the Trust's First Amended and Restated Master Trust Agreement dated June 1, 1993, as amended, the By-Laws of the Trust, as amended, the Rule 24f-2 Notice of the Trust dated December 21, 1995, certain resolutions adopted by the Trustees of the Trust, and such other documents as we deemed necessary for purposes of this opinion.

   We are attorneys admitted to practice in The Commonwealth of Massachusetts. We express no opinion concerning the laws of any jurisdiction other than the laws of The Commonwealth of Massachusetts.

   Based upon the foregoing, and assuming that all of the Shares were sold, issued and paid for in accordance with the terms of the applicable Prospectus and Statement of Additional Information contained in the Trust's Registration Statement on Form N-1A in effect at the time of sale, in our opinion the shares were legally issued and fully paid and non-assessable by the Trust.

Very truly yours,

/s/ Goodwin, Procter & Hoar

GOODWIN, PROCTER & HOAR